Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79 .57%
ASSET-BACKED SECURITIES — 31 .25% **
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
0.00% 01/21/32
1,2,3
$ 45,000 $ 45,046
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.45% 10/25/32
1,2,3
180,000 180,200
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
4
27,946 28,236
Conseco Finance Corp.,
Series 1998-3, Class A6
6.76% 03/01/30
4
10,142 10,148
Conseco Finance Corp.,
Series 1998-4, Class A6
6.53% 04/01/30
4
47,832 48,314
Conseco Finance Corp.,
Series 1998-4, Class A7
6.87% 04/01/30
4
23,685 23,948
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
80,370 46,851
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.34% 03/15/52
1,4
530,498 34,568
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
140,000 143,766
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/21)
3.74% 02/25/37 285,168 230,330
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/21)
3.46% 03/25/37 925,614 472,779
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68% 03/02/46
1,2,3,5,6
419,900 49,090
Dryden 85 CLO Ltd.,
Series 2020-85A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
1.53% 10/15/32
1,2,3
200,000 200,254
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.20% 12/25/37
2
376,440 349,964
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.31% 01/25/38
2
$ 909,501 $ 641,211
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.19% 03/25/37
2
626,219 381,731
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
94,042 94,931
HPS Loan Management 10-2016 Ltd.,
Series 10A-16, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.23% 04/20/34
1,2,3
85,000 85,051
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 57,977 58,466
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 24,407 24,626
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 55,375 57,353
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
133,473 141,272
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 08/25/21)
4.22% 03/25/47 730,626 581,785
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
1.25% 08/25/35
2
629,458 609,951
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 328,901 370,920
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 227,471 246,830
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 119,056 127,527
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 6,438 7,146
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
0.00% 07/17/35
1,2,3
85,000 85,042

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M
6.83% 05/15/28
4
$ 14,525 $ 14,549
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99% 12/15/26 122,153 123,724
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
162,409 165,913
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
0.00% 07/20/34
1,2,3
50,000 50,045
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 10/19/32
1,2,3
180,000 180,184
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 04/20/28
1,2,3
100,000 100,062
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.95% 01/20/34
1,2,3
40,000 40,124
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(LIBOR USD 1-Month plus 0.66%)
0.75% 12/25/35
2
164,736 156,961
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
73,640 74,149
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.45% 08/15/31
2
140,312 130,473
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.93% 10/27/70
2
215,000 195,861
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 01/25/83
2
340,000 323,063
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 04/26/83
2
340,000 318,180
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 04/25/73
2
340,000 339,334
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/25/73
2
$ 235,000 $ 232,701
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
340,000 335,092
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
282,895 320,234
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
305,607 369,022
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.79% 01/17/32
1,2,3
25,000 25,020
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.19% 07/25/34
1,2
64,209 63,392
Total Asset-Backed Securities
(Cost $9,637,689) 8,935,419
CORPORATES — 27 .21% *
Banking — 2 .97%
Bank of America Corp.
1.73% 07/22/27
4
55,000 55,471
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
55,000 55,463
Bank of America Corp.,
Series N
1.66% 03/11/27
4
50,000 50,390
Comerica, Inc.
5.63% 10/01/69
4
45,000 49,950
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
30,000 29,416
2.19% 06/05/26
1,3,4
20,000 20,483
2.59% 09/11/25
1,3,4
65,000 67,630
3.75% 03/26/25
3
15,000 16,282
4.55% 04/17/26
3
5,000 5,666
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
25,000 25,067
2.01% 09/22/28
3,4
100,000 100,400
4.29% 09/12/26
3,4
10,000 11,148
JPMorgan Chase & Co.
2.01% 03/13/26
4
85,000 87,800
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,4
45,000 44,811

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Natwest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
$ 25,000 $ 27,145
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,4
65,000 71,101
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
50,000 51,927
2.39% 06/02/28
4
75,000 77,834
847,984
Communications — 5 .31%
AT&T, Inc.
2.55% 12/01/33
1
93,000 92,319
3.80% 12/01/57
1
136,000 142,847
4.75% 05/15/46 15,000 18,250
Cable One, Inc.
4.00% 11/15/30
1
37,000 37,139
CSC Holdings LLC
5.38% 02/01/28
1
5,000 5,296
6.50% 02/01/29
1
12,000 13,306
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
85,000 55,188
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
38,000 22,848
9.75% 07/15/25
1,3,7,8
71,000 41,492
Lumen Technologies, Inc.
4.00% 02/15/27
1
24,000 24,502
5.38% 06/15/29
1
42,000 42,682
Qwest Corp.
7.25% 09/15/25 70,000 83,101
Scripps Escrow II, Inc.
5.38% 01/15/31
1
25,000 24,952
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
200,000 234,517
Sinclair Television Group, Inc.
4.13% 12/01/30
1
52,000 51,155
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
112,500 120,994
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
25,000 27,982
Time Warner Cable LLC
5.50% 09/01/41 100,000 124,125
T-Mobile USA, Inc.
2.25% 02/15/26 78,000 78,811
2.55% 02/15/31 10,000 10,140
2.63% 04/15/26 38,000 38,902
3.75% 04/15/27 10,000 11,059
3.88% 04/15/30 25,000 28,031
Verizon Communications, Inc.
2.10% 03/22/28 15,000 15,324
2.55% 03/21/31 40,000 40,954
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
$ 66,000 $ 71,033
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
48,000 60,654
1,517,603
Consumer Discretionary — 1 .20%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.90% 02/01/46 65,000 82,418
Anheuser-Busch InBev Worldwide, Inc.
4.50% 06/01/50 15,000 18,309
Bacardi Ltd.
(Bermuda)
5.30% 05/15/48
1,3
40,000 52,260
BAT Capital Corp.
2.73% 03/25/31 25,000 24,642
4.39% 08/15/37 20,000 21,597
4.54% 08/15/47 75,000 79,905
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
25,000 26,326
Primo Water Holdings, Inc.
4.38% 04/30/29
1
38,000 38,047
343,504
Electric — 0 .92%
Entergy Texas, Inc.
3.45% 12/01/27 150,000 162,909
FirstEnergy Transmission LLC
2.87% 09/15/28
1
39,000 40,448
Jersey Central Power & Light Co.
4.70% 04/01/24
1
55,000 59,890
263,247
Energy — 2 .92%
Energy Transfer LP
5.40% 10/01/47 174,000 206,327
5.50% 06/01/27 3,000 3,521
Hess Corp.
4.30% 04/01/27 50,000 55,661
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 54,085
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
100,000 96,700
6.75% 09/21/47
3
50,000 44,313
6.95% 01/28/60
3
35,000 31,062
Rockies Express Pipeline LLC
4.80% 05/15/30
1
100,000 100,500
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
34,545 31,436
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
56,000 56,980

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 $ 35,000 $ 35,700
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
29,725 30,112
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
20,000 20,129
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
10,450 10,584
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 32,000 33,598
6.88% 09/01/27 22,000 23,546
834,254
Finance — 3 .29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
75,000 76,273
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 77,600
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
1,3
56,000 60,563
5.25% 05/15/24
1,3
10,000 11,002
Citigroup, Inc.
1.46% 06/09/27
4
100,000 99,599
Ford Motor Credit Co. LLC
3.22% 01/09/22 30,000 30,359
(LIBOR USD 3-Month plus 1.27%)
1.42% 03/28/22
2
115,000 114,739
General Motors Financial Co., Inc.
3.15% 06/30/22 75,000 76,885
3.45% 04/10/22 20,000 20,369
4.38% 09/25/21 25,000 25,234
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
4
10,000 9,974
1.54% 09/10/27
4
65,000 64,823
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
60,000 59,107
JPMorgan Chase & Co.
0.97% 06/23/25
4
45,000 45,064
1.58% 04/22/27
4
40,000 40,228
Morgan Stanley
1.59% 05/04/27
4
40,000 40,287
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
50,000 52,528
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
35,000 36,798
941,432
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 1 .05%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
$ 27,000 $ 27,600
5.50% 01/15/30
1,3
25,000 27,993
Kraft Heinz Foods Co.
5.00% 06/04/42 74,000 90,531
Pilgrim's Pride Corp.
4.25% 04/15/31
1
25,000 25,937
Post Holdings, Inc.
4.63% 04/15/30
1
50,000 50,904
Smithfield Foods, Inc.
3.35% 02/01/22
1
75,000 76,319
299,284
Health Care — 2 .81%
AbbVie, Inc.
3.60% 05/14/25 50,000 54,586
Bausch Health Americas, Inc.
9.25% 04/01/26
1
7,000 7,640
Bausch Health Cos., Inc.
(Canada)
4.88% 06/01/28
1,3
27,000 27,668
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
20,000 20,728
4.38% 12/15/28
1
70,000 80,275
4.63% 06/25/38
1
35,000 41,719
Centene Corp.
2.45% 07/15/28 16,000 16,220
3.00% 10/15/30 59,000 60,683
CommonSpirit Health
2.78% 10/01/30 40,000 41,767
CVS Health Corp.
5.05% 03/25/48 60,000 78,089
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
25,000 24,531
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
30,000 30,049
HCA, Inc.
5.25% 04/15/25 12,000 13,740
5.25% 06/15/49 110,000 140,485
Molina Healthcare, Inc.
3.88% 11/15/30
1
35,000 36,481
5.38% 11/15/22 43,000 45,123
Organon & Co/Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
35,000 36,101
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
43,000 46,519
802,404
Industrials — 2 .03%
Ball Corp.
4.00% 11/15/23 30,000 31,884
Berry Global, Inc.
1.57% 01/15/26

40,000 40,068

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
4.88% 07/15/26
1
$ 25,000 $ 26,485
Boeing Co. (The)
1.43% 02/04/24 60,000 60,162
4.88% 05/01/25 10,000 11,212
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
325,000 265,733
Graphic Packaging International LLC
4.88% 11/15/22 55,000 57,679
Intertape Polymer Group, Inc.
(Canada)
4.38% 06/15/29
1,3
27,000 27,410
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,056
OI European Group BV
(Netherlands)
4.00% 03/15/23
1,3
15,000 15,499
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,344
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
34,000 35,403
581,935
Information Technology — 0 .38%
NCR Corp.
5.13% 04/15/29
1
37,000 38,198
Oracle Corp.
2.88% 03/25/31 25,000 26,040
3.95% 03/25/51 40,000 43,732
107,970
Insurance — 1 .06%
Athene Global Funding
1.61% 06/29/26
1
30,000 30,036
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
55,000 55,496
Farmers Exchange Capital II
6.15% 11/01/53
1,4
50,000 64,911
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,4
75,000 75,063
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
65,000 77,991
303,497
Materials — 0 .15%
Clearwater Paper Corp.
4.75% 08/15/28
1
29,000 29,100
International Flavors & Fragrances, Inc.
5.00% 09/26/48 10,000 12,960
42,060
Real Estate Investment Trust (REIT) — 1 .51%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 50,000 54,540
3.75% 04/15/23 35,000 36,704
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CyrusOne LP/CyrusOne Finance Corp.
2.15% 11/01/30 $ 5,000 $ 4,759
2.90% 11/15/24 80,000 84,583
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 10,000 11,270
5.38% 04/15/26 65,000 74,980
5.75% 06/01/28 25,000 29,781
Lexington Realty Trust
2.70% 09/15/30 35,000 35,631
SL Green Operating Partnership LP
3.25% 10/15/22 40,000 41,177
Ventas Realty LP
4.40% 01/15/29 50,000 57,450
430,875
Retail — 0 .27%
Magic Mergeco, Inc.
7.88% 05/01/29
1
35,000 36,138
Yum! Brands, Inc.
4.63% 01/31/32 40,000 42,109
78,247
Services — 0 .57%
GFL Environmental, Inc.
(Canada)
4.75% 06/15/29
1,3
28,000 29,112
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
7,000 7,783
4.75% 02/15/25
1,3
25,000 28,050
5.00% 11/01/22
1,3
45,000 47,209
Waste Pro USA, Inc.
5.50% 02/15/26
1
48,000 49,720
161,874
Transportation — 0 .77%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 113,533 115,207
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 96,728 106,642
221,849
Total Corporates
(Cost $7,443,462) 7,778,019
MORTGAGE-BACKED — 20 .65% **
Non-Agency Commercial Mortgage-Backed — 5 .35%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
1,500,000 60,143
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.90% 09/10/45
1,4
1,357,270 18,914

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.11% 10/10/47
4
$ 4,299,047 $ 116,778
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.65% 04/15/47
1,4
291,568 1,176
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.28% 10/10/46
4
1,783,451 39,280
Commercial Mortgage Trust,
Series 2014-CR17, Class XA (IO)
1.12% 05/10/47
4
2,028,084 45,916
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
1,667,987 34,440
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69% 09/15/37
1,4
9,783,817 196,605
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.97% 04/15/50
4
1,719,892 42,183
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.02% 12/15/21
1,2
100,000 98,338
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
940,000 11,629
GS Mortgage Securities Trust,
Series 2012-GC6, Class XA (IO)
2.06% 01/10/45
1,4
12,957,386 65,897
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
0.26% 01/10/45
1,4
5,745,461 7,570
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.08% 11/10/45
4
2,663,171 46,513
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA (IO)
1.13% 08/15/47
4
503,966 13,147
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.99% 11/15/47
4
5,006,641 121,423
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
1.10% 01/15/48
4
2,823,155 77,566
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class XA (IO)
1.08% 12/15/46
4
5,973,102 108,078
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.63% 12/15/47
4
1,919,483 31,216
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.22% 01/15/46
4
6,340,926 13,587
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B
(LIBOR USD 1-Month plus 2.20%)
2.27% 07/15/34
1,2
$ 91,653 $ 90,772
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.13% 12/15/47
4
2,902,229 81,002
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.24% 05/10/45
1,4
1,430,760 12,324
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.80% 07/15/58
4
3,429,190 75,052
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.75% 11/15/49
4
1,575,302 81,506
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.78% 11/15/44
1,4
2,056,579 85
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.03% 11/15/45
1,4
911,672 15,631
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.81% 06/15/46
4
2,482,626 23,299
1,530,070
Non-Agency Mortgage-Backed — 7 .88%
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
113,981 115,402
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.05% 04/19/36
4
218,414 191,893
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
3.04% 05/25/37
4
295,113 277,410
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 264,156 248,542
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
0.71% 09/25/34
2
124,290 123,887
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
2.97% 12/25/35
4
291,283 289,835
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 15,484 19,579
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 13,859 13,798

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.42% 04/25/37
2,5,6
$ 1,696,107 $ 132,509
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.13% 09/25/34
4
159,652 159,026
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
984,202 413,116
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.41% 03/25/35
4
167,390 98,937
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.71% 09/25/34
4
166,762 168,652
2,252,586
U.S. Agency Commercial Mortgage-Backed — 4 .89%
Fannie Mae-Aces,
Series 2011-M5, Class X (IO)
1.13% 07/25/21
4
408,180 10
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.95% 07/25/39
4
555,254 21,131
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
535,000 58,492
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
2.03% 07/25/40
4
1,150,000 21,500
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.87% 08/25/40
4
5,250,000 102,017
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K023, Class X3 (IO)
1.75% 10/25/40
4
4,050,000 74,361
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K027, Class X3 (IO)
1.76% 01/25/41
4
5,000,000 125,238
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.72% 07/25/41
4
5,999,569 173,457
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K034, Class X1 (IO)
0.20% 07/25/23
4
6,239,330 11,858
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.10% 11/25/42
4
1,100,000 68,827
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K723, Class X1 (IO)
1.07% 08/25/23
4
$ 6,241,366 $ 96,685
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K724, Class X1 (IO)
0.38% 11/25/23
4
15,575,924 84,646
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.40% 12/25/26
4
2,268,987 105,154
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
1,993,532 100,285
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS11, Class XFX (IO)
1.76% 06/25/29
4
350,000 35,783
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 3,368,468 21,868
FREMF Mortgage Trust,
Series 2012-K23, Class X2A (IO)
0.13% 10/25/45
1
59,647,120 65,755
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
1
25,000,000 58,660
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.03% 10/16/49
4
4,599,750 492
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.29% 09/16/50
4
1,551,546 18,014
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.21% 02/16/53
4
9,602,448 93,625
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.18% 05/16/55
4
1,155,477 15,489
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.88% 11/16/54
4
741,297 27,613
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.44% 10/16/56
4
647,972 16,586
1,397,546
U.S. Agency Mortgage-Backed — 2 .53%
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.77% 05/25/23

442 476

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
7.87% 12/18/30
2
$ 75,347 $ 9,330
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
374 415
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
3,990 4,676
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
6.01% 10/25/25
2
472,334 31,525
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.11% 01/25/37
2
654,770 169,077
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.96% 11/25/36
2
800,406 148,180
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.33% 05/25/40
2
753,576 155,060
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
4,365 4,584
Freddie Mac REMICS,
Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year plus 19.39%, 18.31% Cap)
15.86% 02/15/24
2
25,660 29,111
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
2
10,496,963 47,880
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
6.05% 03/15/37
2
537,106 104,485
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.12% 11/26/23
2
16,225 18,289
723,088
Total Mortgage-Backed
(Cost $9,702,339) 5,903,290
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .46% *
California — 0 .12%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 $ 35,000 $ 35,632
Florida — 0 .06%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 15,644
New York — 0 .28%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 6,668
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 73,363
80,031
Total Municipal Bonds
(Cost $129,521) 131,307
Total Bonds — 79 .57%
(Cost $26,913,011)
22,748,035
Issues Shares Value
COMMON STOCK — 0 .27%
Real Estate Investment Trust (REIT) — 0 .27%
AGNC Investment Corp. 4,500 76,005
Total Common Stock
(Cost $64,006)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 14 .00%
Money Market Funds — 7 .71%
Dreyfus Government Cash Management Fund
0.03%
9
1,007,000 1,007,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
9
20,393 20,393
JPMorgan U.S. Government Money Market Fund
0.01%
9
215,000 215,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
9
961,000 961,000
2,203,393
U.S. Treasury Bills — 6 .29%
U.S. Treasury Bills
0.01%

07/15/21 500,000 499,993

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.05%
10
08/12/21 $ 1,300,000 $ 1,299,924
1,799,917
Total Short-Term Investments
(Cost $4,003,314) 4,003,310
Total Investments - 93.84%
(Cost $30,980,331) 26,827,350
Cash and Other Assets, Less Liabilities - 6.16% 1,761,917
Net Assets - 100.00% $ 28,589,267
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $287,184, which is 1.00% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Represents the current yield as of June 30, 2021.
10
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligations
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 1 09/30/21 $ 123,430 $ (454) $ (454)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 9 09/21/21 (1,324,828) (26,316) (26,316)
U.S. Treasury Ultra Bond 7 09/21/21 (1,348,813) (53,391) (53,391)
(2,673,641) (79,707) (79,707)
TOTAL FUTURES CONTRACTS $ (2,550,211) $ (80,161) $ (80,161)

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 2,203,393 $ — $ — $ 2,203,393
U.S. Treasury Bills 1,799,917 — — 1,799,917
Long-Term Investments:
Asset-Backed Securities — 8,812,180 123,239 8,935,419
Common Stock 76,005 — — 76,005
Corporates — 7,746,583 31,436 7,778,019
Mortgage-Backed Securities — 5,770,781 132,509 5,903,290
Municipal Bonds — 131,307 — 131,307
Other Financial Instruments
*
Liabilities:
Interest rate contracts (80,161) — — (80,161)
Total $ 3,999,154 $ 22,460,851 $ 287,184 $ 26,747,189
*Other financial instruments include futures. Interest rate contracts include futures.
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 122,413 $ 31,600 $ 159,315
Accrued discounts/premiums 63 (115) 19,091
Realized (loss) — (43) —
Change in unrealized appreciation (depreciation)* 1,784 3,176 (45,897)
Purchases — — —
Sales (1,021) (3,182) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 123,239 $ 31,436 $ 132,509
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $(40,938) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $74,149 Broker Quote Offered Quote $100.69 $100.69
Asset-Backed Securities $49,090 Third-party Vendor Vendor Prices $11.69 $11.69
Corporate Securities $31,436 Third-party Vendor Vendor Prices $91.00 $91.00
Mortgage-Backed Securities-Non-Agency $132,509 Third-party Vendor Vendor Prices $7.81 $7.81
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.